ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Canada - 80.4%
Commercial Services & Supplies - 1.1%
Alexco Resource Corp. (a)	4,356,987	$10,892,468
Metals & Mining - 79.3% (c)
Americas Gold & Silver Corp. (a)	4,093,697	6,142,527
Aya Gold & Silver, Inc. (a)	3,238,488	23,982,994
Bear Creek Mining Corp. (a)	3,739,846	4,887,504
Canada Silver Cobalt Works, Inc. (a)	1,328,277	428,615
Capstone Mining Corp. (a)	4,291,497	18,625,568
Discovery Silver NPV (a)	9,723,428	16,629,290
Dundee Precious Metals, Inc.	1,849,303	11,203,828
Eldorado Gold Corp. (a)	1,859,931	18,470,273
Endeavour Silver Corp. (a)	5,115,576	31,307,325
Excellon Resources, Inc. (a)	981,470	2,153,597
First Majestic Silver Corp.	7,858,402	124,241,336
Fortuna Silver Mines, Inc. (a)	1,916,264	10,681,982
Gran Colombia Gold Corp.	623,392	2,564,778
Great Panther Mining, Ltd. (a)	3,554,329	2,221,100
Hudbay Minerals, Inc.	2,745,709	18,273,717
Kootenay Silver, Inc. (a)(e)	9,559,683	2,005,096
Liberty Gold Corp. (a)	2,666,755	3,226,954
MAG Silver Corp. (a)(e)	4,407,277	92,156,034
Mandalay Resources Corp. (a)	922,322	2,291,668
Metalla Royalty & Streaming, Ltd. (a)	425,324	3,654,163
Minaurum Gold, Inc. (a)	3,495,479	1,127,938
Minco Silver Corp. (a)	1,890,736	762,640
Mirasol Resources, Ltd. (a)	545,767	242,152
New Gold, Inc. (a)(e)	7,045,613	12,674,828
New Pacific Metals Corp. (a)	1,570,905	7,552,915
Orla Mining, Ltd. (a)	2,425,316	10,017,439
Pan American Silver Corp.	3,631,582	103,709,263
Sabina Gold & Silver Corp. (a)	3,664,615	5,173,505
Seabridge Gold, Inc. (a)	780,780	13,680,656
Sierra Metals, Inc. (a)	1,770,442	5,355,887
Silvercorp Metals, Inc.	5,362,350	29,415,925
SilverCrest Metals, Inc. (a)	4,477,582	39,227,606
Sombrero Resources, Inc. (a)(b)	585,867	125,988
SSR Mining, Inc.	2,267,323	35,410,917
Trevali Mining Corp. (a)(e)	9,996,432	1,733,812
Turquoise Hill Resources, Ltd. (a)	2,053,340	34,636,447
Yamana Gold, Inc.	14,486,948	61,134,921
Total Metals & Mining		757,131,188
Total Canada		768,023,656

Luxembourg - 1.3%
Metals & Mining - 1.3% (c)
Nexa Resources SA	1,408,927	12,356,290

Peru - 2.4%
Metals & Mining - 2.4% (c)
Cia de Minas Buenaventura SAA - ADR (a)	2,493,946	22,570,211

South Africa - 2.4%
Metals & Mining - 2.4% (c)
Harmony Gold Mining Co., Ltd. - ADR	6,190,265	23,089,688

United Kingdom - 1.2%
Metals & Mining - 1.2% (c)
Hochschild Mining PLC	5,379,062	11,414,258

United States - 11.6%
Metals & Mining - 11.6% (c)
Coeur Mining, Inc. (a)	2,619,947	23,265,129
Gatos Silver, Inc. (a)	1,876,724	32,823,903
Gold Resource Corp.	762,899	1,968,279
Golden Minerals Co. (a)	3,510,722	2,156,637
Hecla Mining Co.	5,911,859	43,984,231
McEwen Mining, Inc. (a)	4,739,079	6,539,929
Total Metals & Mining		110,738,108
TOTAL COMMON STOCKS (Cost $913,557,912)		948,192,211

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 0.03% (d)	6,499,584	6,499,584
TOTAL SHORT-TERM INVESTMENTS (Cost $6,499,584)		6,499,584

Total Investments (Cost $920,057,496) - 100.0%		954,691,795
Liabilities in Excess of Other Assets - (0.0)% (f)		(159,551)
TOTAL NET ASSETS - 100.0%		$954,532,244

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Value determined based on estimated fair value. The value of this security totals $125,988, which represents 0.01% of total net assets. Classified as Level 3 in the fair value hierarchy. A schedule of the Fund's investments in Level 3 securities held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
Sombrero Resources, Inc.	$-	$-	$-	$-	$125,988	$125,988	$-	585,867

(c)	As of June 30, 2021, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(d)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held A t June 30, 2021
Kootenay Silver, Inc.	$1,371,967	$2,056,273	$(608,886)	$(57,482)	$(756,776)	$2,005,096	$-	9,559,683
MAG Silver Corp.	20,520,080	63,947,516	(2,583,885)	493,442	9,778,881	92,156,034	-	4,407,277
New Gold, Inc.	6,281,951	10,098,490	(3,400,591)	390,105	(695,127)	12,674,828	-	7,045,613
Trevali Mining Corp.	442,987	1,307,870	(378,057)	99,890	261,122	1,733,812	-	9,996,432
	$28,616,985	$77,410,149	$(6,971,419)	$925,955	$8,588,100	$108,569,770	$-	31,009,005

(f)	Value less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$948,066,223	$-	$125,988	$948,192,211
Short-Term Investments	6,499,584	-	-	6,499,584
Total Investments in Securities	$954,565,807	$-	$125,988	$954,691,795

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.